VIA EDGAR

__________________________________________

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA U

File No. 811-21427, CIK: 0001257295

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA U, a unit investment trust registered under the Act, recently mailed to its contract owners the semi annual report for the following underlying management investment companies: AEGON/Transamerica Series Trust , Fidelity Variable Insurance Products Fund, Access One Trust and ProFunds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 31, 2007, AEGON/Transamerica Series Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 27, 2007, Fidelity Variable Insurance Products Fund filed its semi annual report with the Commission via EDGAR (CIK: 0000356494, 0000831016, 0000927384).

•	On September 9, 2007, ProFunds, filed its semi annual report with the Commission via EDGAR (CIK:001039803).

•	On August 31, 2007,Access One Trust, filed its semi annual report with the Commission via EDGAR (CIK: 0001301123)

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Western Reserve Life Assurance Co. of Ohio